Offerings	Mar. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	18,118,041
Proposed Maximum Offering Price per Unit	2.48
Maximum Aggregate Offering Price	$ 44,932,742
Fee Rate	0.01531%
Amount of Registration Fee	$ 6,879.2
Offering Note

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form
S-8
(the “Registration Statement”) to which this exhibit relates shall also cover any additional shares of the common stock of enCore Energy Corp. (the “Company,” and such shares, “Company Common Stock”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Company Common Stock.

(2)	Represents shares of Company Common Stock reserved for future issuance under the 2024 Long Term Incentive Plan (the “Plan”).

(3)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rules 457(c) and 457(h) promulgated thereunder. The offering price per unit is the average of the high and low prices of shares of Company Common Stock as reported on the NASDAQ Capital Market on February 28, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	355,000
Proposed Maximum Offering Price per Unit	3.68
Maximum Aggregate Offering Price	$ 1,306,400
Fee Rate	0.01531%
Amount of Registration Fee	$ 200.01
Offering Note

(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form
S-8
(the “Registration Statement”) to which this exhibit relates shall also cover any additional shares of the common stock of enCore Energy Corp. (the “Company,” and such shares, “Company Common Stock”) that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Company Common Stock.

(4)	Represents 355,000 shares of Company Common Stock issuable pursuant to 355,000 options granted under the Plan with a weighted average exercise price of $3.68.

(5)
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act and calculated in accordance with Rule 457(h)(1) promulgated thereunder. The offering price per unit is the weighted average exercise price of the options granted under the Plan.